TERM LOANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long Term Debt Current	$ 50,299,816	$ 57,462,962
Maximum balance outstanding during the year	64,093,034	62,278,294
Interest expense	3,829,188	3,525,936
Range of interest rate	0.465% - 0.621%	0.465% - 1.205%
Weighted average interest rate	6.98%	3.29%
Guangdong Development Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	5,781,588
China Citic Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	6,607,530	6,420,443
China Merchants Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	4,955,647	9,630,664
Bank Of Zhengzhou [Member]
Debt Instrument [Line Items]
Long Term Debt Current	3,303,765	7,704,531
Shanghai Pudong Development Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	23,043,758	16,051,107
Bankof Xuchang [Member]
Debt Instrument [Line Items]
Long Term Debt Current	4,955,647	4,815,332
China Everbright Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current	1,651,881	1,605,111
Commercial Bank Of Kaifeng [Member]
Debt Instrument [Line Items]
Long Term Debt Current		3,210,221
Ping An Bank [Member]
Debt Instrument [Line Items]
Long Term Debt Current		$ 8,025,553